Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS INDEX FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000857114
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
Dreyfus S&P 500 Index Fund (Prospectus Summary) | Dreyfus S&P 500 Index Fund | Dreyfus S&P 500 Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEOPX
Dreyfus Midcap Index Fund (Prospectus Summary) | Dreyfus Midcap Index Fund | Dreyfus Midcap Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PESPX
Dreyfus Smallcap Stock Index Fund (Prospectus Summary) | Dreyfus Smallcap Stock Index Fund | Dreyfus Smallcap Stock Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DISSX
Dreyfus International Stock Index Fund (Prospectus Summary) | Dreyfus International Stock Index Fund | Dreyfus International Stock Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIISX